Revolving Line of Credit	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Revolving Line of Credit	REVOLVING LINE OF CREDITDuring 2019, the Company refinanced its revolving line of credit ("RLOC"), which resulted in an initial commitment amount of $50,000, with the lender having the right to increase to a maximum of $150,000 commitment over time. The RLOC is subject to certain covenants and originally had an 85% advance rate on eligible accounts receivable, which was increased to 90% in March 2020. At December 31, 2021, the total outstanding principal was $61,958 less issuance costs of $720, netting to a total of $61,238. At December 31, 2020, the total outstanding principal was $75,393 less issuance costs of $1,077, netting to a total of $74,316. The issuance costs are amortized over the life of the facility through interest expense. The annual interest rate on the principal was the LIBOR plus 11% per annum through July 2020. Beginning in August 2020, the interest rate stepped down to LIBOR plus 7.5% per annum. There is a 2% floor on the LIBOR. On September 28, 2020, the lenders increased the maximum commitment to a total of $125,000. On December 4, 2020, the Company entered into the ninth amendment to the RLOC. This amendment provided the lenders with the right to increase the revolving commitment amount from $125,000 to $250,000. This right has not yet been exercised by the lenders as of the date of these consolidated financial statements.
This facility is also subject to certain debt covenants as set forth in the loan agreement, which consists of maintaining lease performance metrics, financial ratios related to operating results, and lease delinquency ratios and is secured by all assets of the Company. The outstanding line of credit, including unpaid principal and interest, is due December 4, 2023 unless there is an earlier event of default such as bankruptcy, default on interest payments, or a change of control (excluding an acquisition by a special purpose acquisition company ("SPAC")), at which point the facility may become due earlier.
During the year ended December 31, 2021, the RLOC was amended to, among other things: (1) amend the trailing twelve month ("TTM") Adjusted EBITDA (as defined in the credit agreement) financial covenant (2) increase the minimum liquidity covenant to $50,000; (3) amend the definition of “Liquidity” to include Cash Equivalents (as defined in the credit agreement): and (4) amend the Total Advance Rate (as defined in the credit agreement) financial covenant No modifications were made to applicable funding costs or the maturity date of the RLOC.
As of December 31, 2021 and 2020, the Company was in compliance with the covenants set forth in the above agreements.